Segment Information	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segment Information

Note 14. Segment Information

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision-maker (“CODM”), consisting of the Company’s chief executive officer and the Company’s chief technology officer as a group, in deciding how to allocate resources and assess the Company’s financial and operational performance. In addition, the Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. As a result, the Company has determined that the Company’s business operates in a single operating segment. Since the Company operates as one operating segment, all required financial segment information can be found in the financial statements.

For the three months ended March 31, 2021, five customers accounted for 30%, 29%, 12%, 12%, and 11%, respectively, of the Company’s revenue. For the three months ended March 31, 2020, three customers accounted for 74%, 15%, and 10%, respectively, of the Company’s revenue.